Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

March 31, 2020

VDSC-QTLY-0520
1.830301.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.2%
Bandwidth, Inc. (a)(b)	5,099	$343,112
Cogent Communications Group, Inc.	15,141	1,241,108
Consolidated Communications Holdings, Inc.	19,328	87,942
Iridium Communications, Inc. (a)	1,184	26,439
Ooma, Inc. (a)	9,279	110,698
PDVWireless, Inc. (a)	5,296	241,868
		2,051,167
Entertainment - 0.0%
Glu Mobile, Inc. (a)	8,263	51,974
Interactive Media & Services - 0.5%
EverQuote, Inc. Class A (a)(b)	2,557	67,121
Liberty TripAdvisor Holdings, Inc. (a)	17,914	32,245
Yelp, Inc. (a)	44,419	800,875
Zedge, Inc. (a)	8,694	7,651
		907,892
Media - 0.6%
A.H. Belo Corp. Class A (b)	2,242	3,856
Cardlytics, Inc. (a)	10,730	375,121
Emerald Expositions Events, Inc.	4,890	12,665
Lee Enterprises, Inc. (a)	1,184	1,164
MSG Network, Inc. Class A (a)(b)	21,248	216,730
National CineMedia, Inc.	820	2,673
TechTarget, Inc. (a)	7,783	160,408
Tegna, Inc.	14,746	160,142
		932,759
Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	10,831	533,427

TOTAL COMMUNICATION SERVICES		4,477,219

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.2%
Adient PLC (a)	15,977	144,911
Modine Manufacturing Co. (a)	3,604	11,713
Visteon Corp. (a)(b)	2,654	127,339
		283,963
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,757	250,187
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	3,121	74,686
Collectors Universe, Inc.	5,396	84,555
Weight Watchers International, Inc. (a)	10,030	169,607
		328,848
Hotels, Restaurants & Leisure - 0.7%
Bloomin' Brands, Inc.	37,643	268,771
Brinker International, Inc. (b)	26,942	323,573
Dine Brands Global, Inc.	1,317	37,772
Everi Holdings, Inc. (a)	80,537	265,772
Jack in the Box, Inc.	109	3,820
RCI Hospitality Holdings, Inc.	6,060	60,418
Scientific Games Corp. Class A (a)(b)	24,815	240,706
The Cheesecake Factory, Inc.	5,318	90,831
		1,291,663
Household Durables - 2.2%
Bassett Furniture Industries, Inc.	1,044	5,690
Cavco Industries, Inc. (a)	3,809	552,076
Ethan Allen Interiors, Inc.	22,038	225,228
Flexsteel Industries, Inc.	8,929	97,862
Installed Building Products, Inc. (a)	1,362	54,303
KB Home	40,539	733,756
La-Z-Boy, Inc.	26,644	547,534
M.D.C. Holdings, Inc.	17,306	401,499
M/I Homes, Inc. (a)	32,483	536,944
Meritage Homes Corp. (a)	3,277	119,643
TopBuild Corp. (a)	279	19,988
TRI Pointe Homes, Inc. (a)	46,582	408,524
		3,703,047
Internet & Direct Marketing Retail - 0.3%
Shutterstock, Inc.	14,082	452,877
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,432	62,551
Johnson Outdoors, Inc. Class A	6,199	388,677
Malibu Boats, Inc. Class A (a)	1,531	44,077
		495,305
Specialty Retail - 1.6%
Asbury Automotive Group, Inc. (a)	4,850	267,866
Group 1 Automotive, Inc.	11,963	529,482
Haverty Furniture Companies, Inc.	7,875	93,634
Lumber Liquidators Holdings, Inc. (a)(b)	2,775	13,015
Office Depot, Inc.	162,217	266,036
Rent-A-Center, Inc.	31,204	441,225
RH (a)	435	43,704
Sally Beauty Holdings, Inc. (a)	5,918	47,817
Shoe Carnival, Inc. (b)	19,016	394,962
Signet Jewelers Ltd. (b)	10,238	66,035
Sleep Number Corp. (a)	22,090	423,244
Sonic Automotive, Inc. Class A (sub. vtg.)	18,921	251,271
		2,838,291
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	24,349	413,690
Deckers Outdoor Corp. (a)	9,849	1,319,766
Rocky Brands, Inc.	3,288	63,623
Steven Madden Ltd.	10,911	253,463
		2,050,542

TOTAL CONSUMER DISCRETIONARY		11,694,723

CONSUMER STAPLES - 3.9%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	3,476	1,277,639
Coca-Cola Bottling Co. Consolidated	4,586	956,319
		2,233,958
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)(b)	4,780	121,747
Ingles Markets, Inc. Class A	21,846	789,951
Natural Grocers by Vitamin Cottage, Inc. (b)	11,810	100,503
Performance Food Group Co. (a)	1,211	29,936
Village Super Market, Inc. Class A (b)	625	15,363
Weis Markets, Inc. (b)	2,916	121,481
		1,178,981
Food Products - 1.1%
Cal-Maine Foods, Inc.	21,054	925,955
Freshpet, Inc. (a)	3,835	244,941
John B. Sanfilippo & Son, Inc.	3,042	271,955
Lancaster Colony Corp.	1,868	270,188
The Simply Good Foods Co. (a)	5,148	99,150
		1,812,189
Household Products - 0.4%
WD-40 Co.	3,400	682,890
Personal Products - 0.3%
USANA Health Sciences, Inc. (a)	9,574	552,994
Tobacco - 0.1%
Vector Group Ltd. (b)	21,893	206,232

TOTAL CONSUMER STAPLES		6,667,244

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Delek U.S. Holdings, Inc. (b)	8,080	127,341
DHT Holdings, Inc.	99,213	760,964
Falcon Minerals Corp.	6,546	14,074
GasLog Ltd. (b)	10,944	39,617
Nordic American Tanker Shipping Ltd.	81,132	367,528
Teekay Tankers Ltd. (a)	10,736	238,769
W&T Offshore, Inc. (a)	37,984	64,573
World Fuel Services Corp.	2,418	60,885
		1,673,751
FINANCIALS - 17.5%
Banks - 6.5%
1st Source Corp.	6,236	202,233
Banc of California, Inc.	11,613	92,904
BancFirst Corp.	24,390	813,894
Bancorp, Inc., Delaware (a)	6,252	37,950
Boston Private Financial Holdings, Inc.	9,888	70,699
Brookline Bancorp, Inc., Delaware	3,201	36,107
Cadence Bancorp Class A	29,969	196,297
Capital City Bank Group, Inc.	1,594	32,071
Cathay General Bancorp	42,793	982,099
Centerstate Banks of Florida, Inc.	3,884	66,921
Codorus Valley Bancorp, Inc.	190	3,059
Community Bank System, Inc. (b)	1,887	110,956
Community Trust Bancorp, Inc.	3,663	116,447
Financial Institutions, Inc.	7,861	142,599
First Bancorp, North Carolina	1,072	24,742
First Bancorp, Puerto Rico	148,346	789,201
First Interstate Bancsystem, Inc.	14,616	421,525
First of Long Island Corp.	1,978	34,318
Flushing Financial Corp.	2,924	39,065
Fulton Financial Corp.	82,212	944,616
Great Southern Bancorp, Inc.	12,449	502,940
Hancock Whitney Corp.	33,712	658,058
Hilltop Holdings, Inc.	34,174	516,711
Hope Bancorp, Inc.	7,694	63,245
IBERIABANK Corp.	2,722	98,428
International Bancshares Corp.	37,536	1,008,968
Investors Bancorp, Inc.	130,783	1,044,956
Lakeland Bancorp, Inc.	3,571	38,603
Mercantil Bank Holding Corp. Class A (a)	1,243	19,130
Nicolet Bankshares, Inc. (a)	1,291	70,463
OFG Bancorp (b)	20,395	228,016
Old National Bancorp, Indiana	4,263	56,229
Peapack-Gladstone Financial Corp.	5,778	103,715
Peoples Bancorp, Inc.	1,106	24,498
Republic Bancorp, Inc., Kentucky Class A	1,933	63,847
Sandy Spring Bancorp, Inc.	4,009	90,764
Sierra Bancorp	6,084	106,957
South Plains Financial, Inc.	181	2,804
Southside Bancshares, Inc.	7,061	214,584
Tompkins Financial Corp.	1,584	113,731
Trustmark Corp.	3,217	74,956
UMB Financial Corp.	10,526	488,196
Univest Corp. of Pennsylvania	3,193	52,110
WesBanco, Inc.	11,659	276,318
		11,075,930
Capital Markets - 3.4%
Ares Management Corp.	3,213	99,378
Artisan Partners Asset Management, Inc.	42,619	915,882
Cohen & Steers, Inc.	20,010	909,455
Cowen Group, Inc. Class A	9,047	87,394
Federated Hermes, Inc. Class B (non-vtg.)	48,008	914,552
Houlihan Lokey	7,241	377,401
INTL FCStone, Inc. (a)	14,786	536,140
Och-Ziff Capital Management Group LLC Class A	4,183	56,638
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,366	303,632
Piper Jaffray Companies	9,920	501,654
PJT Partners, Inc.	3,902	169,308
Pzena Investment Management, Inc.	3,311	14,767
Stifel Financial Corp. (b)	1,798	74,221
Waddell & Reed Financial, Inc. Class A (b)	74,020	842,348
Westwood Holdings Group, Inc.	835	15,289
		5,818,059
Consumer Finance - 1.0%
Enova International, Inc. (a)	54,373	787,865
LendingClub Corp. (a)	1,255	9,852
Medallion Financial Corp. (a)	2,085	3,878
Nelnet, Inc. Class A	19,062	865,605
		1,667,200
Diversified Financial Services - 0.8%
Cannae Holdings, Inc. (a)	36,449	1,220,677
FGL Holdings Class A	1,724	16,895
Marlin Business Services Corp.	13,169	147,098
Rafael Holdings, Inc. (a)	1,010	12,938
		1,397,608
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	3,327	41,055
Amerisafe, Inc.	9,065	584,421
Crawford & Co. Class B	2,442	15,604
eHealth, Inc. (a)	9,231	1,299,909
Employers Holdings, Inc.	4,553	184,442
Genworth Financial, Inc. Class A	2,547	8,456
Goosehead Insurance (b)	19,550	872,517
Horace Mann Educators Corp.	18,600	680,574
Investors Title Co.	218	27,904
National General Holdings Corp.	15,516	256,790
RLI Corp. (b)	1,395	122,662
Selective Insurance Group, Inc.	20,861	1,036,792
Trupanion, Inc. (a)(b)	28,127	732,146
		5,863,272
Mortgage Real Estate Investment Trusts - 0.0%
Invesco Mortgage Capital, Inc.	3,598	12,269
Thrifts & Mortgage Finance - 2.4%
Essent Group Ltd.	35,871	944,842
Farmer Mac Class C (non-vtg.)	5,455	303,462
First Defiance Financial Corp.	5,880	86,671
Northwest Bancshares, Inc.	54,446	629,940
Pennymac Financial Services, Inc.	320	7,075
Radian Group, Inc.	69,193	896,049
Walker & Dunlop, Inc.	12,381	498,583
Washington Federal, Inc.	16,252	421,902
Waterstone Financial, Inc.	16,578	241,044
		4,029,568

TOTAL FINANCIALS		29,863,906

HEALTH CARE - 22.5%
Biotechnology - 9.0%
ACADIA Pharmaceuticals, Inc. (a)	16,864	712,504
Acceleron Pharma, Inc. (a)	4,238	380,869
ADMA Biologics, Inc. (a)	24,544	70,687
Adverum Biotechnologies, Inc. (a)	8,011	78,267
Affimed NV (a)	34,697	54,821
Aimmune Therapeutics, Inc. (a)(b)	1,835	26,461
Akebia Therapeutics, Inc. (a)	13,503	102,353
Alector, Inc. (a)	667	16,095
Allakos, Inc. (a)(b)	3,284	146,105
Allogene Therapeutics, Inc. (a)(b)	759	14,755
Amicus Therapeutics, Inc. (a)	21,036	194,373
Apellis Pharmaceuticals, Inc. (a)	9,085	243,387
Applied Therapeutics, Inc. (a)	525	17,162
Ardelyx, Inc. (a)	33,019	187,713
Arena Pharmaceuticals, Inc. (a)	4,411	185,262
Arrowhead Pharmaceuticals, Inc. (a)	8,808	253,406
Athenex, Inc. (a)	7,370	57,044
Avid Bioservices, Inc. (a)(b)	7,897	40,354
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,683	91,302
Biospecifics Technologies Corp. (a)	795	44,973
BioXcel Therapeutics, Inc. (a)	4,551	101,715
Blueprint Medicines Corp. (a)	4,811	281,347
Bridgebio Pharma, Inc.	5,549	160,921
CareDx, Inc. (a)	1,076	23,489
Castle Biosciences, Inc. (b)	1,758	52,406
Catalyst Pharmaceutical Partners, Inc. (a)	48,169	185,451
Cel-Sci Corp. (a)(b)	4,007	46,241
ChemoCentryx, Inc. (a)	2,614	105,031
Chimerix, Inc. (a)	54,284	78,169
Coherus BioSciences, Inc. (a)	14,969	242,797
Constellation Pharmaceuticals, Inc. (a)	5,488	172,488
Cortexyme, Inc.	2,500	114,025
Cue Biopharma, Inc. (a)	2,444	34,680
CytomX Therapeutics, Inc. (a)	4,976	38,166
Deciphera Pharmaceuticals, Inc. (a)	5,976	246,032
Denali Therapeutics, Inc. (a)	1,756	30,748
Dicerna Pharmaceuticals, Inc. (a)	2,713	49,838
Eagle Pharmaceuticals, Inc. (a)	1,606	73,876
Editas Medicine, Inc. (a)(b)	2,298	45,569
Eidos Therapeutics, Inc. (a)(b)	1,849	90,583
Emergent BioSolutions, Inc. (a)	7,984	461,954
Enanta Pharmaceuticals, Inc. (a)	540	27,772
Epizyme, Inc. (a)	4,620	71,656
Esperion Therapeutics, Inc. (a)(b)	868	27,368
Fate Therapeutics, Inc. (a)	11,763	261,256
FibroGen, Inc. (a)	11,958	415,541
Flexion Therapeutics, Inc. (a)	6,277	49,400
Forty Seven, Inc. (a)	4,227	403,340
Global Blood Therapeutics, Inc. (a)	5,590	285,593
Halozyme Therapeutics, Inc. (a)	24,995	449,660
Heron Therapeutics, Inc. (a)	5,056	59,357
IGM Biosciences, Inc. (a)(b)	2,269	127,404
ImmunoGen, Inc. (a)	55,358	188,771
Immunomedics, Inc. (a)	15,985	215,478
Inovio Pharmaceuticals, Inc. (a)	1,090	8,110
Insmed, Inc. (a)	6,980	111,889
Intercept Pharmaceuticals, Inc. (a)(b)	2,072	130,453
Invitae Corp. (a)(b)	17,631	241,016
Iovance Biotherapeutics, Inc. (a)(b)	19,027	569,573
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	9,880	99,689
Kadmon Holdings, Inc. (a)(b)	42,921	179,839
Karuna Therapeutics, Inc. (a)	1,849	133,128
Karyopharm Therapeutics, Inc. (a)	11,427	219,513
Kindred Biosciences, Inc. (a)	4,425	17,700
Kodiak Sciences, Inc. (a)	4,941	235,686
Krystal Biotech, Inc. (a)(b)	2,557	110,565
Kura Oncology, Inc. (a)	3,229	32,129
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,798	203,471
Mirati Therapeutics, Inc. (a)(b)	4,336	333,308
Molecular Templates, Inc. (a)	7,205	95,754
Momenta Pharmaceuticals, Inc. (a)	16,114	438,301
Myriad Genetics, Inc. (a)	9,860	141,097
Natera, Inc. (a)	12,006	358,499
NextCure, Inc.	963	35,698
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	103,545	138,750
Organogenesis Holdings, Inc. Class A (a)	6,052	19,548
Oyster Point Pharma, Inc. (a)	2,657	92,995
Pfenex, Inc. (a)	13,730	121,099
Pieris Pharmaceuticals, Inc. (a)	5	11
Portola Pharmaceuticals, Inc. (a)(b)	10,721	76,441
Principia Biopharma, Inc. (a)	4,976	295,475
PTC Therapeutics, Inc. (a)	10,461	466,665
Ra Pharmaceuticals, Inc. (a)	641	30,774
Radius Health, Inc. (a)(b)	11,796	153,348
RAPT Therapeutics, Inc. (a)	2,321	49,368
Recro Pharma, Inc. (a)(b)	9,951	81,300
REGENXBIO, Inc. (a)	3,916	126,800
Repligen Corp. (a)	5,230	504,904
Retrophin, Inc. (a)	14,198	207,149
Sangamo Therapeutics, Inc. (a)	784	4,994
Syndax Pharmaceuticals, Inc. (a)	7,003	76,823
TG Therapeutics, Inc. (a)(b)	18,822	185,208
Turning Point Therapeutics, Inc.	1,357	60,604
Twist Bioscience Corp. (a)	407	12,446
Ultragenyx Pharmaceutical, Inc. (a)	4,461	198,202
Veracyte, Inc. (a)	12,078	293,616
Vericel Corp. (a)	6,923	63,484
Viela Bio, Inc.	1,110	42,180
Xbiotech, Inc. (a)(b)	8,953	95,081
Xencor, Inc. (a)	2,667	79,690
		15,308,388
Health Care Equipment & Supplies - 4.8%
Cardiovascular Systems, Inc. (a)	25,553	899,721
ConforMis, Inc. (a)(b)	49,196	30,993
Cutera, Inc. (a)	2,149	28,066
Haemonetics Corp. (a)	14,943	1,489,219
Integer Holdings Corp. (a)	16,549	1,040,270
Invacare Corp.	14,565	108,218
Lantheus Holdings, Inc. (a)	23,792	303,586
LeMaitre Vascular, Inc. (b)	2,095	52,207
Meridian Bioscience, Inc. (a)	67,129	563,884
Nevro Corp. (a)	5,020	501,900
Novocure Ltd. (a)	12,024	809,696
Orthofix International NV (a)	9,089	254,583
Seaspine Holdings Corp. (a)	2,164	17,680
Shockwave Medical, Inc. (a)	176	5,840
SurModics, Inc. (a)	18,126	603,958
Tandem Diabetes Care, Inc. (a)	20,258	1,303,602
Wright Medical Group NV (a)	6,988	200,206
Zynex, Inc. (a)(b)	831	9,199
		8,222,828
Health Care Providers & Services - 3.5%
Amedisys, Inc. (a)	8,163	1,498,237
Apollo Medical Holdings, Inc. (a)(b)	9,753	126,009
Corvel Corp. (a)	14,460	788,215
Exagen, Inc. (a)	1,005	16,020
Magellan Health Services, Inc. (a)	6,410	308,385
National Healthcare Corp. (b)	13,433	963,549
Patterson Companies, Inc.	8,817	134,812
PetIQ, Inc. Class A (a)	4,678	108,670
Providence Service Corp. (a)	8,208	450,455
R1 RCM, Inc. (a)	24,065	218,751
Select Medical Holdings Corp. (a)	45,212	678,180
Tenet Healthcare Corp. (a)	48,454	697,738
		5,989,021
Health Care Technology - 2.8%
Allscripts Healthcare Solutions, Inc. (a)	146,585	1,031,958
HealthStream, Inc. (a)	5,410	129,570
HMS Holdings Corp. (a)	24,397	616,512
Inovalon Holdings, Inc. Class A (a)	30,715	511,712
Nextgen Healthcare, Inc. (a)	72,725	759,249
Teladoc Health, Inc. (a)(b)	11,428	1,771,454
		4,820,455
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	6,621	55,153
Fluidigm Corp. (a)	6,995	17,767
Luminex Corp.	10,295	283,421
Medpace Holdings, Inc. (a)	5,371	394,124
Nanostring Technologies, Inc. (a)	7,000	168,350
NeoGenomics, Inc. (a)	8,129	224,442
Syneos Health, Inc. (a)	5,735	226,074
		1,369,331
Pharmaceuticals - 1.6%
Akorn, Inc. (a)	5,294	2,971
Amneal Pharmaceuticals, Inc. (a)(b)	32,850	114,318
Arvinas Holding Co. LLC (a)	602	24,261
Assertio Therapeutics, Inc. (a)	26,158	17,003
Axsome Therapeutics, Inc. (a)	4,396	258,617
Baudax Bio, Inc. (a)(b)	1,390	3,447
Collegium Pharmaceutical, Inc. (a)(b)	9,124	148,995
Corcept Therapeutics, Inc. (a)(b)	3,886	46,205
Endo International PLC (a)	56,915	210,586
Evolus, Inc. (a)	11,565	47,995
Intra-Cellular Therapies, Inc. (a)	2,094	32,185
Mallinckrodt PLC (a)(b)	22,370	44,293
MyoKardia, Inc. (a)	6,855	321,362
Pacira Biosciences, Inc. (a)	8,474	284,133
Phibro Animal Health Corp. Class A	4,055	98,009
Prestige Brands Holdings, Inc. (a)	10,441	382,976
Reata Pharmaceuticals, Inc. (a)	3,162	456,403
Revance Therapeutics, Inc. (a)	888	13,142
Supernus Pharmaceuticals, Inc. (a)	3,609	64,926
Theravance Biopharma, Inc. (a)	1,987	45,920
Zogenix, Inc. (a)(b)	1,645	40,681
		2,658,428

TOTAL HEALTH CARE		38,368,451

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.7%
AAR Corp.	33,660	597,802
Aerojet Rocketdyne Holdings, Inc. (a)(b)	1,011	42,290
Astronics Corp. (a)	14,755	135,451
Axon Enterprise, Inc. (a)	4,679	331,133
Moog, Inc. Class A	17,921	905,548
Parsons Corp.	29,426	940,455
		2,952,679
Building Products - 1.8%
Advanced Drain Systems, Inc.	10,502	309,179
Builders FirstSource, Inc. (a)	2,893	35,381
Gibraltar Industries, Inc. (a)	4,709	202,110
Griffon Corp.	1,545	19,544
Quanex Building Products Corp.	30,078	303,186
Simpson Manufacturing Co. Ltd.	4,738	293,661
Trex Co., Inc. (a)	11,489	920,728
Universal Forest Products, Inc.	27,970	1,040,204
		3,123,993
Commercial Services & Supplies - 2.6%
ADS Waste Holdings, Inc. (a)	2,486	81,541
Brady Corp. Class A (b)	19,400	875,522
Deluxe Corp.	27,479	712,530
Kimball International, Inc. Class B	66,281	789,407
Knoll, Inc.	17,823	183,933
Mobile Mini, Inc.	4,729	124,042
Tetra Tech, Inc.	6,895	486,925
UniFirst Corp.	7,417	1,120,635
VSE Corp.	1,362	22,323
		4,396,858
Construction & Engineering - 1.1%
Argan, Inc.	1,688	58,354
Comfort Systems U.S.A., Inc.	2,302	84,138
EMCOR Group, Inc.	21,317	1,307,158
Great Lakes Dredge & Dock Corp. (a)	39,336	326,489
Primoris Services Corp.	6,568	104,431
		1,880,570
Electrical Equipment - 3.3%
Atkore International Group, Inc. (a)	36,606	771,288
AZZ, Inc.	16,198	455,488
Encore Wire Corp.	21,079	885,107
EnerSys (b)	21,442	1,061,808
Generac Holdings, Inc. (a)(b)	16,264	1,515,317
Powell Industries, Inc.	24,972	641,031
Preformed Line Products Co.	5,174	257,820
Thermon Group Holdings, Inc. (a)	1,227	18,491
		5,606,350
Machinery - 1.0%
Columbus McKinnon Corp. (NY Shares)	890	22,250
Evoqua Water Technologies Corp. (a)	17,772	199,224
Gorman-Rupp Co.	3,025	94,410
Hillenbrand, Inc.	17,510	334,616
Hurco Companies, Inc.	8,757	254,829
L.B. Foster Co. Class A (a)	554	6,847
Mueller Industries, Inc.	7,855	188,049
Park-Ohio Holdings Corp.	1,799	34,073
Rexnord Corp.	21,625	490,239
Wabash National Corp.	1,891	13,653
Watts Water Technologies, Inc. Class A (b)	1,409	119,272
		1,757,462
Marine - 0.1%
Costamare, Inc. (b)	24,937	112,715
Professional Services - 2.0%
Barrett Business Services, Inc.	3,851	152,654
CRA International, Inc.	2,294	76,643
Heidrick & Struggles International, Inc.	32,167	723,758
Kforce, Inc.	30,085	769,273
Korn Ferry (b)	13,944	339,118
Resources Connection, Inc.	76,807	842,573
TriNet Group, Inc. (a)	16,139	607,795
		3,511,814
Road & Rail - 0.5%
ArcBest Corp.	7,887	138,180
Heartland Express, Inc.	9,472	175,895
Marten Transport Ltd.	24,665	506,126
Universal Logistics Holdings, Inc.	119	1,559
		821,760
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	12,958	592,440
BMC Stock Holdings, Inc. (a)	6,540	115,954
GATX Corp. (b)	531	33,219
GMS, Inc. (a)	12,505	196,704
Herc Holdings, Inc. (a)	4,412	90,270
Lawson Products, Inc. (a)	694	18,544
Rush Enterprises, Inc. Class A	30,430	971,326
Systemax, Inc.	17,874	316,906
		2,335,363

TOTAL INDUSTRIALS		26,499,564

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.5%
Acacia Communications, Inc. (a)	854	57,372
Calix Networks, Inc. (a)	100,132	708,935
Comtech Telecommunications Corp.	2,074	27,563
Digi International, Inc. (a)	9,565	91,250
Tessco Technologies, Inc.	544	2,660
		887,780
Electronic Equipment & Components - 2.7%
Akoustis Technologies, Inc. (a)	12,063	64,778
Anixter International, Inc. (a)	896	78,732
Badger Meter, Inc.	10,971	588,046
Belden, Inc.	9,517	343,373
ePlus, Inc. (a)	3,663	229,377
Fitbit, Inc. (a)	1,913	12,741
Insight Enterprises, Inc. (a)	21,759	916,707
Itron, Inc. (a)	523	29,199
Kimball Electronics, Inc. (a)	24,620	268,850
Methode Electronics, Inc. Class A (b)	14,219	375,808
PC Connection, Inc.	19,757	814,186
Sanmina Corp. (a)	8,838	241,101
ScanSource, Inc. (a)	17,699	378,582
Tech Data Corp. (a)	2,464	322,414
		4,663,894
IT Services - 1.8%
CSG Systems International, Inc.	3,140	131,409
EVERTEC, Inc.	41,108	934,385
Liveramp Holdings, Inc. (a)	14,074	463,316
ManTech International Corp. Class A	3,753	272,731
Perspecta, Inc.	26,726	487,482
Sykes Enterprises, Inc. (a)	26,629	722,178
Verra Mobility Corp. (a)	485	3,463
		3,014,964
Semiconductors & Semiconductor Equipment - 5.9%
Ambarella, Inc. (a)	12,703	616,858
Amkor Technology, Inc. (a)	83,019	646,718
Cirrus Logic, Inc. (a)	20,995	1,377,902
Diodes, Inc. (a)	17,279	702,132
Enphase Energy, Inc. (a)	1,842	59,478
FormFactor, Inc. (a)	13,718	275,595
Inphi Corp. (a)	8,306	657,586
Lattice Semiconductor Corp. (a)	67,017	1,194,243
NeoPhotonics Corp. (a)	131,501	953,382
Photronics, Inc. (a)	5,904	60,575
Power Integrations, Inc.	10,416	920,045
Rambus, Inc. (a)	5,383	59,751
Silicon Laboratories, Inc. (a)	15,567	1,329,577
Synaptics, Inc. (a)	18,991	1,099,009
Ultra Clean Holdings, Inc. (a)	6,032	83,242
Veeco Instruments, Inc. (a)	6,372	60,980
		10,097,073
Software - 4.9%
Agilysys, Inc. (a)	39,380	657,646
AppFolio, Inc. (a)(b)	2,854	316,651
BlackLine, Inc. (a)	13,748	723,282
Box, Inc. Class A (a)	83,761	1,176,004
CommVault Systems, Inc. (a)	26,744	1,082,597
Cornerstone OnDemand, Inc. (a)	15,671	497,554
Digital Turbine, Inc. (a)	96,338	415,217
Everbridge, Inc. (a)	3,837	408,103
MobileIron, Inc. (a)	122,032	463,722
Progress Software Corp.	32,105	1,027,360
Q2 Holdings, Inc. (a)	12,666	748,054
Rimini Street, Inc. (a)	408	1,669
SPS Commerce, Inc. (a)	11,597	539,376
Telaria, Inc. (a)	5,142	30,852
Tenable Holdings, Inc. (a)	3,977	86,937
Verint Systems, Inc. (a)	2,252	96,836
		8,271,860
Technology Hardware, Storage & Peripherals - 0.3%
Astro-Med, Inc.	305	2,367
Avid Technology, Inc. (a)	79,301	533,696
		536,063

TOTAL INFORMATION TECHNOLOGY		27,471,634

MATERIALS - 3.9%
Chemicals - 1.1%
FutureFuel Corp.	36,278	408,853
Hawkins, Inc.	590	21,004
PolyOne Corp.	19,398	367,980
Stepan Co.	10,881	962,533
Tronox Holdings PLC	24,526	122,139
		1,882,509
Construction Materials - 0.3%
Forterra, Inc. (a)	89,094	532,782
Containers & Packaging - 0.5%
Myers Industries, Inc.	70,675	759,756
Metals & Mining - 1.3%
Commercial Metals Co. (b)	39,235	619,521
Gold Resource Corp.	7,439	20,457
Hecla Mining Co.	56,455	102,748
Materion Corp.	7,007	245,315
Novagold Resources, Inc. (a)	24,961	184,108
Schnitzer Steel Industries, Inc. Class A	8,674	113,109
Worthington Industries, Inc.	37,431	982,564
		2,267,822
Paper & Forest Products - 0.7%
Boise Cascade Co.	25,503	606,461
Louisiana-Pacific Corp.	1,704	29,275
Schweitzer-Mauduit International, Inc.	18,883	525,325
		1,161,061

TOTAL MATERIALS		6,603,930

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	1,603	99,226
American Assets Trust, Inc.	33,242	831,050
Braemar Hotels & Resorts, Inc.	4,056	6,895
CatchMark Timber Trust, Inc.	10,922	78,857
Clipper Realty, Inc.	1,013	5,247
CoreCivic, Inc.	78,139	872,813
CorePoint Lodging, Inc.	1,523	5,970
DiamondRock Hospitality Co.	59,190	300,685
EastGroup Properties, Inc.	5,512	575,894
Essential Properties Realty Trust, Inc.	11,910	155,545
Farmland Partners, Inc.	4,545	27,588
Four Corners Property Trust, Inc.	12,609	235,914
Franklin Street Properties Corp.	3,455	19,797
Healthcare Realty Trust, Inc.	4,348	121,440
Kite Realty Group Trust	15,336	145,232
Mack-Cali Realty Corp.	876	13,341
National Storage Affiliates Trust	22,296	659,962
New Senior Investment Group, Inc.	20,038	51,297
Piedmont Office Realty Trust, Inc. Class A	5,399	95,346
PS Business Parks, Inc.	9,243	1,252,611
Rexford Industrial Realty, Inc.	3,022	123,932
RLJ Lodging Trust	38,451	296,842
Safety Income and Growth, Inc.	2,864	181,091
Senior Housing Properties Trust (SBI)	115,156	418,016
Sunstone Hotel Investors, Inc.	41,135	358,286
The GEO Group, Inc.	38,577	469,096
		7,401,973
Real Estate Management & Development - 1.3%
Gyrodyne LLC (a)	137	1,959
Kennedy-Wilson Holdings, Inc. (b)	26,074	349,913
Marcus & Millichap, Inc. (a)	18,226	493,925
Maui Land & Pineapple, Inc. (a)	1,549	16,931
Newmark Group, Inc.	120,597	512,537
RE/MAX Holdings, Inc.	7,758	170,055
The RMR Group, Inc.	25,349	683,663
		2,228,983

TOTAL REAL ESTATE		9,630,956

UTILITIES - 3.5%
Electric Utilities - 1.7%
Allete, Inc.	13,686	830,466
El Paso Electric Co.	1,165	79,173
MGE Energy, Inc.	1,120	73,326
Otter Tail Corp.	11,392	506,488
PNM Resources, Inc.	2,700	102,600
Portland General Electric Co.	27,992	1,341,936
Spark Energy, Inc. Class A,	6,756	42,360
		2,976,349
Gas Utilities - 0.2%
New Jersey Resources Corp.	7,705	261,739
South Jersey Industries, Inc. (b)	3,872	96,800
Southwest Gas Holdings, Inc.	485	33,737
		392,276
Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corp. (a)	41,480	88,767
Clearway Energy, Inc. Class A	52,368	899,159
Ormat Technologies, Inc. (b)	235	15,900
Sunnova Energy International, Inc.	872	8,781
Terraform Power, Inc.	9,184	144,832
		1,157,439
Multi-Utilities - 0.2%
Avista Corp.	1,192	50,648
Black Hills Corp.	2,816	180,308
NorthWestern Energy Corp.	739	44,214
		275,170
Water Utilities - 0.7%
American States Water Co.	4,567	373,307
Artesian Resources Corp. Class A	317	11,849
Cadiz, Inc. (a)	1,578	18,415
California Water Service Group	6,913	347,862
Consolidated Water Co., Inc.	4,377	71,783
Middlesex Water Co.	3,310	198,997
SJW Corp. (b)	1,058	61,121
York Water Co.	2,441	106,086
		1,189,420

TOTAL UTILITIES		5,990,654

TOTAL COMMON STOCKS
(Cost $202,461,779)		168,942,032

Money Market Funds - 7.5%
Fidelity Cash Central Fund 0.29% (d)	1,664,033	1,664,533
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)	11,171,117	11,173,351
TOTAL MONEY MARKET FUNDS
(Cost $12,836,825)		12,837,884
TOTAL INVESTMENT IN SECURITIES - 106.4%
(Cost $215,298,604)		181,779,916
NET OTHER ASSETS (LIABILITIES) - (6.4)%(f)		(10,991,233)
NET ASSETS - 100%		$170,788,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	33	June 2020	$1,893,540	$225,424	$225,424

The notional amount of futures purchased as a percentage of Net Assets is 1.12%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $255,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,859
Fidelity Securities Lending Cash Central Fund	41,583
Total	$56,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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